Accounts Payable and Other Current and Non-Current Liabilities	12 Months Ended
Jun. 30, 2023
Accounts Payable and Other Current and Non-Current Liabilities [Abstract]
Accounts Payable and other current and non-current liabilities

Note 17. Accounts Payable and other current and non-current liabilities

	As of June 30, 2023	As of June 30, 2022
Transaction expenses payable	3,579,057	485,735
Related parties	774,460	385,508
Accruals	787,010	190,843
Trade payables	2,339,087	164,127
Total Accounts payable	$7,479,614	$1,226,213

	As of June 30, 2023	As of June 30, 2022
Related parties	677,000	-
Deferred payment related to Business Combination	492,799	-
Wages	221,141	-
Taxes	21,783	-
Pay As You Earn (PAYE)	1,551	1,171
Others	271,371	-
Total Other current liabilities	$1,685,645	$1,171

The book value is reasonably approximate to the fair value given its short-term nature.

	As of June 30, 2023	As of June 30, 2022
Others	175,312	-
Other non-current liabilities	$175,312	$-